Revenue and Other Income	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Revenue [Abstract]
REVENUE AND OTHER INCOME
5.	REVENUE

An analysis of revenue is as follows:

	For the six months ended June 30,
	2024	2023
	(Unaudited)	(Unaudited)
	US$	US$

Revenue from contracts with customers
Internet leads generation and marketing service income	38,433,173	32,211,555
Insurance commission income	2,632,683	1,324,769
Marketing income	784,181	527,042
Events income	998,471	489,368

Total	42,848,508	34,552,734

Disaggregated revenue information

	For the six months ended June 30,
	2024	2023
	(Unaudited)	(Unaudited)
	US$	US$
Geographical markets
Singapore	17,962,713	10,939,325
Hong Kong	14,981,761	11,735,648
Philippines	6,917,244	7,627,462
Taiwan	2,826,070	3,805,468
Malaysia	160,720	444,831
Total	42,848,508	34,552,734

Timing of revenue recognition
Over time	40,215,825	33,227,965
At a point in time	2,632,683	1,324,769
Total	42,848,508	34,552,734

5.	REVENUE AND OTHER INCOME

An analysis of revenue is as follows:

	2023	2022	2021
	US$	US$	US$
Revenue from contracts with customers
Internet leads generation and marketing service income	75,794,855	64,930,368	59,301,412
Insurance commission income	3,362,745	1,665,997	907,338
Marketing income	1,026,223	1,079,027	1,355,760
Events income	487,258	456,864	317,971

	80,671,081	68,132,256	61,882,481

(i)	Disaggregated revenue information

	2023	2022	2021
	US$	US$	US$
Geographical markets
Hong Kong	26,947,177	22,247,140	18,189,703
Singapore	32,069,713	23,467,954	22,838,695
Philippines	14,169,389	9,857,822	6,051,517
Taiwan	6,742,747	11,027,139	13,401,188
Malaysia	738,053	1,282,194	1,270,665
Other Asia	4,002	250,007	130,713

Total revenue from contracts with customers	80,671,081	68,132,256	61,882,481

Timing of revenue recognition
At a point in time	3,362,745	1,665,997	907,338
Over time	77,308,336	66,466,259	60,975,143

Total revenue from contracts with customers	80,671,081	68,132,256	61,882,481

By vertical
Credit cards	60,257,595	49,430,329	46,658,459
Personal loans and mortgages	10,166,389	9,718,621	7,924,050
Insurance	5,853,092	2,661,822	1,228,525
Other verticals	4,394,005	6,321,484	6,071,447

Total revenue from contracts with customers	80,671,081	68,132,256	61,882,481

Revenue recognized in the current reporting period that was included in contract liabilities at the beginning of the reporting period amounted to US$301,986 (2022: US$568,354; 2021: US$487,126 ).

(ii)	Information about major customers

Revenue from customers, which individually contributed over 10% of the total revenue of the Group during the year is as follows:

	2023	2022	2021
	US$	US$	US$

Customer A	17,713,000	33,260,000	36,541,000

Customer B	11,801,000	N/A*	N/A*

Customer C	9,614,000	N/A*	7,567,000

*	The customers generated less than 10% of the total revenue of the Group during the year.

(iii)	Performance obligations

Information about the Group’s performance obligations is summarized below:

Internet leads generation and marketing service income

The integrated marketing services performance obligation is generally satisfied over time as the services are mainly provided to the financial institution customers and payment is generally due within one to three months.

Insurance commission income

The performance obligation is generally satisfied when the related insurance policy is issued to the policyholder, and payment is generally due within one to three months from the Group’s customer.

Marketing income

The performance obligation for marketing income is generally satisfied over time as services are rendered and payment is generally due within one to three months.

Events income

The performance obligation for events income is generally satisfied over time when the event takes place and payment is generally received in advance of the event date and recorded as contract liabilities.

An analysis of other income is as follows:

	2023	2022	2021
	US$	US$	US$
Other income
Bank interest income	859,454	15,905	5,207
Interest income on refundable rental deposit	13,049	12,138	9,527
Government grants	-	-	108,369
Gain on disposal of items of property and equipment, net	3,690	4,539	542
Gain on derecognition of convertible loan and bridge loan	-	135,031	-
Others	1,321	13,896	17,080
	877,514	181,509	140,725